Land Use Rights - Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($) Lot	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Guaranteed by the company and other subsidiaries of the Group USD ($)	Dec. 31, 2014 Guaranteed by the company and other subsidiaries of the Group CNY	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group CNY	Dec. 31, 2014 Guaranteed by the company and other subsidiaries of the Group Land use rights USD ($)	Dec. 31, 2014 Guaranteed by the company and other subsidiaries of the Group Land use rights CNY	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group Land use rights CNY
Finite-Lived Intangible Assets [Line Items]
Land use rights, number of parcels of land where premises are located	11	11
Net book value of asset pledged								$ 20,235,793	125,555,000	32,681,000
Short-term bank borrowings	219,779,000	1,363,639,000	1,105,575,000		58,394,417	362,314,000	394,671,000	63,325,436	392,909,000	195,668,000
Amortization expense	1,005,383	6,238,000	6,268,000	7,044,000
Expected amortization expense, year 2015	993,940	6,167,000
Expected amortization expense, year 2016	993,940	6,167,000
Expected amortization expense, year 2017	993,940	6,167,000
Expected amortization expense, year 2018	993,940	6,167,000
Expected amortization expense, year 2019	$ 993,940	6,167,000